Derivatives (Details) - Schedule of Derivatives Fair Value Included in Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Gross fair value [Member]
Schedule of Derivatives Fair Value Included in Consolidated Balance Sheets [Line Items]
Short-term derivative asset	$ 59,607
Long-term derivative asset
Short-term derivative liability	(1,006,559)
Long-term derivative liability	(267,484)
Gross fair value [Member] | Successor [Member]
Schedule of Derivatives Fair Value Included in Consolidated Balance Sheets [Line Items]
Short-term derivative asset		$ 583,035
Long-term derivative asset		76,199
Short-term derivative liability		(191,547)
Long-term derivative liability
Amounts netted [Member]
Schedule of Derivatives Fair Value Included in Consolidated Balance Sheets [Line Items]
Short-term derivative asset	(59,607)
Long-term derivative asset
Short-term derivative liability	59,607
Long-term derivative liability
Amounts netted [Member] | Successor [Member]
Schedule of Derivatives Fair Value Included in Consolidated Balance Sheets [Line Items]
Short-term derivative asset		(191,547)
Long-term derivative asset
Short-term derivative liability		(191,547)
Long-term derivative liability
Net fair value [Member]
Schedule of Derivatives Fair Value Included in Consolidated Balance Sheets [Line Items]
Short-term derivative asset
Long-term derivative asset
Short-term derivative liability	(946,952)
Long-term derivative liability	(267,484)
Total derivative asset (liability)	$ (1,214,436)
Net fair value [Member] | Successor [Member]
Schedule of Derivatives Fair Value Included in Consolidated Balance Sheets [Line Items]
Short-term derivative asset		391,488
Long-term derivative asset		76,199
Short-term derivative liability
Long-term derivative liability
Total derivative asset (liability)		$ 467,687